INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 574.6	$ 550.8
Additions	4.2	8.2
Disposals	(0.2)
Reclassification from property, plant & equipment	2.1	1.0
Currency translation adjustments	(18.6)	14.6
Ending balance	562.1	574.6
Carrying amount	301.6	354.6
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(220.0)	(177.5)
Additions	(45.1)	(44.0)
Currency translation adjustments	4.6	1.5
Ending balance	(260.5)	(220.0)
Concession rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	534.8	514.1
Additions	0.0	2.7
Disposals	(0.1)
Reclassification from property, plant & equipment	0.0	0.0
Currency translation adjustments	(18.6)	18.0
Ending balance	516.1	534.8
Carrying amount	292.4	345.9
Concession rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(188.9)	(148.1)
Additions	(39.3)	(39.2)
Currency translation adjustments	4.5	(1.6)
Ending balance	(223.7)	(188.9)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39.8	36.7
Additions	4.2	5.5
Disposals	(0.1)
Reclassification from property, plant & equipment	2.1	1.0
Currency translation adjustments	0.0	(3.4)
Ending balance	46.0	39.8
Carrying amount	9.2	8.7
Other | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(31.1)	(29.4)
Additions	(5.8)	(4.8)
Currency translation adjustments	0.1	3.1
Ending balance	(36.8)	(31.1)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	331.2	317.9
Additions	0.0	0.0
Disposals	0.0
Reclassification from property, plant & equipment	0.0	0.0
Currency translation adjustments	(16.2)	13.3
Ending balance	315.0	331.2
Carrying amount	315.0	331.2
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	$ 0.0	$ 0.0